Other (Income)/Deductions - Net - Footnotes - Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Oct. 31, 2013
Loss Contingencies [Line Items]
Litigation settlement income (loss)	$ 0	[1]	$ 1,342.0	[1]	$ 0	[1]
Violation Of Securities Law, Failure to Disclose Material Information [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)	(400.0)
Accrual No Longer Deemed Probable [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)	130.0
Number of reversed legal accruals	2
Enbrel [Member]
Loss Contingencies [Line Items]
Royalty revenue, term							36 months
Neurontin [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)	(610.0)
Effexor [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)	(56.0)
Rapamune [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)					(491.0)
Celebrex [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)					$ (450.0)

[1]	In 2013, reflects income from a litigation settlement with Teva Pharmaceutical Industries Ltd. (Teva) and Sun Pharmaceutical Industries Ltd. (Sun) for patent-infringement damages resulting from their "at-risk" launches of generic Protonix in the U.S. As of December 31, 2014, all amounts due had been collected.